UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2017

Date of reporting period:  July 31, 2017

Item 1. Schedule of Investments.

Schedule of Investments July 31, 2017 (Unaudited)

Jackson Square All-Cap Growth Fund

Description	Shares	Value
COMMON STOCKS - 98.5%
Consumer Discretionary - 15.7%
Dollar General	490	$36,828
Domino's Pizza	170	31,705
Dunkin' Brands Group	798	42,318
eBay *	3,617	129,236
Liberty Global - Series C *	1,801	59,019
Liberty Interactive QVC Group - Class A *	4,252	101,793
Liberty TripAdvisor Holdings - Series A *	7,827	91,967
Naspers - Class N (a)	18	3,979
Nielsen Holdings	822	35,354
Pandora Media *	482	4,314
Quotient Technology *	984	11,414
Shutterstock *	1,034	43,573
Start Today (a)	863	24,351
TripAdvisor *	1,765	68,870
Zalando * (a)	53	2,372
		687,093
Energy - 1.3%
Centennial Resource Development - Class A *	292	4,900
Kinder Morgan	2,439	49,829
		54,729
Financial Services - 25.6% #
Affiliated Managers Group	369	68,571
Charles Schwab	2,373	101,802
Crown Castle International - REIT	843	84,789
Element Fleet Management (a)	15,926	120,587
Equinix - REIT	67	30,199
Equity Commonwealth - REIT *	1,857	58,644
Intercontinental Exchange	798	53,235
LendingClub *	3,218	16,315
LendingTree *	252	55,591
Mastercard - Class A	690	88,182
Outfront Media - REIT	1,629	37,255
PayPal Holdings *	4,511	264,119
Visa - Class A	1,060	105,534
WisdomTree Investments	2,944	30,735
		1,115,558
Health Care - 18.2%
ABIOMED *	170	25,175
Allergan	323	81,503
athenahealth *	307	42,464
Biogen *	614	177,808
Bioverativ *	1,004	62,218
Celgene *	1,371	185,647
DENTSPLY SIRONA	990	61,410
Illumina *	258	44,853
Quintiles IMS Holdings *	840	76,062
UnitedHealth Group	200	38,362
		795,502
Producer Durables - 5.1%
Expeditors International of Washington	428	25,201
Experian (a)	275	5,463
FedEx	649	135,012
Zebra Technologies - Class A *	570	57,980
		223,656
Technology - 31.0% #
Alibaba Group Holding - ADR *	27	4,184
Alphabet - Class A *	118	111,569
Alphabet - Class C *	100	93,050
ASML Holding (a)	168	25,334
ASML Holding - ADR	87	13,079
Baidu - ADR *	85	19,240
Electronic Arts *	671	78,333
Facebook - Class A *	445	75,316
IHS Markit *	666	31,069
Intuit	198	27,168
IPG Photonics *	31	4,732
Logitech International (a)	1,619	58,762
MercadoLibre	25	7,210
Microsoft	3,811	277,060
NIC	260	4,225
NVIDIA	363	58,991
Paycom Software *	79	5,537

QUALCOMM	517	27,499
Samsung Electronics (a)	3	6,451
Samsung Electronics - GDR	33	35,535
Scout24 (a)	2,125	80,955
Symantec	4,275	132,482
Take-Two Interactive Software *	354	28,136
Tencent Holdings (a)	623	24,866
Ubiquiti Networks *	412	22,454
VeriFone Systems *	1,109	21,637
Wix.com *	712	43,930
Yelp *	1,029	33,473
		1,352,277
Utilities - 1.6%
j2 Global	819	69,312
TOTAL COMMON STOCKS
(Cost $3,786,110)		4,298,127

SHORT-TERM INVESTMENTS - 2.5%
Fidelity Institutional Government Portfolio - Class I, 0.87% ^	53,131	53,131
Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class, 0.91% ^	53,131	53,131
TOTAL SHORT-TERM INVESTMENTS
(Cost $106,262)		106,262

Total Investments - 101.0%
(Cost $3,892,372)		4,404,389
Other Assets and Liabilities, Net - (1.0)%		(41,741)
Total Net Assets - 100.0%		$4,362,648

#
As of July 31, 2017, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks. The financial services sector may be more sensitive to changes in governmental regulation, interest rates, domestic and international economies, loan losses, price competition and industry consolidation. The technology sector may be more sensitive to changes in domestic and international competition, economic cycles, financial resources, personnel availability, rapid innovation and intellectual property issues.

*	Non-income producing security.
(a)	Foreign security.
^	The rate shown is the annualized seven day effective yield as of July 31, 2017.
REIT - Real Estate Investment Trust
ADR - American Depositary Receipt
GDR - Global Depositary Receipt

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of July 31, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$4,065,594	$232,533	$-	$4,298,127
Short-Term Investments	106,262	-	-	106,262
Total Investments	$4,171,856	$232,533	$-	$4,404,389

Transfers between Levels are recognized at the end of the reporting period. During the period ended July 31, 2017, the Fund transferred six securities with a total value of $196,769 due to a change in pricing inputs used. The Fund did not invest in any Level 3 investments during the period.

Schedule of Investments July 31, 2017 (Unaudited)

Jackson Square Global Growth Fund

Description	Shares	Value
COMMON STOCKS - 97.9%
Brazil - 1.9%
MercadoLibre	569	$164,111
Canada - 2.3%
Element Fleet Management	26,334	199,393
China/Hong Kong - 8.4%
Alibaba Group Holding - ADR *	1,180	182,841
Baidu - ADR *	1,181	267,319
Tencent Holdings	7,026	280,436
		730,596
Germany - 4.4%
Scout24	5,969	227,398
Zalando *	3,389	151,682
		379,080
Japan - 4.3%
MonotaRO	3,818	125,937
Start Today	8,862	250,057
		375,994
Netherlands - 2.6%
ASML Holding	1,513	228,161
South Korea - 3.1%
Samsung Electronics	127	273,111
Spain - 4.9%
Amadeus IT Group	3,985	245,291
Grifols	6,515	182,810
		428,101
Taiwan - 2.2%
Taiwan Semiconductor Manufacturing - ADR	5,279	189,833
United Kingdom - 14.1%
Auto Trader Group	32,664	164,968
Experian	11,474	227,945
IHS Markit *	4,667	217,716
InterContinental Hotels Group	3,456	195,556
Intertek Group	4,479	254,073
Liberty Global - Series C *	5,218	170,994
		1,231,252
United States - 49.7%
Alphabet - Class A *	190	179,645
Alphabet - Class C *	190	176,795
Biogen *	737	213,428
Celgene *	2,096	283,820
eBay *	7,548	269,690
Electronic Arts *	2,375	277,258
Facebook - Class A *	1,189	201,238
FedEx	973	202,413
Illumina *	607	105,527
Intercontinental Exchange	3,967	264,639
Intuit	1,443	197,994
Mastercard - Class A	2,303	294,323
Microsoft	3,811	277,060
Nielsen Holdings	3,830	164,728
PayPal Holdings *	6,271	367,167
Symantec	5,895	182,686
TripAdvisor *	4,694	183,160
UnitedHealth Group	1,036	198,715
Visa - Class A	2,893	288,027
		4,328,313
TOTAL COMMON STOCKS
(Cost $7,198,939)		8,527,945

SHORT-TERM INVESTMENTS - 2.4%
Fidelity Institutional Government Portfolio - Class I, 0.87% ^	103,497	103,497
Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class, 0.91% ^	103,496	103,496
TOTAL SHORT-TERM INVESTMENTS
(Cost $206,993)		206,993

Total Investments - 100.3%
(Cost $7,405,932)	8,734,938
Other Assets and Liabilities, Net - (0.3)%	(28,267)
Total Net Assets - 100.0%	$8,706,671

*	Non-income producing security.
^	The rate shown is the annualized seven day effective yield as of July 31, 2017.
ADR - American Depositary Receipt

At July 31, 2017, the sector diversification for the Fund was as follows:
% of
Sector	Net Assets
Technology #	45.2%
Consumer Discretionary	17.4%
Financial Services	16.2%
Health Care	11.3%
Producer Durables	7.8%
Short-Term Investments	2.4%
Other Assets and Liabilities, Net	(0.3%)
Total	100.0%

#
As of July 31, 2017, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks. The technology sector may be more sensitive to changes in domestic and international competition, economic cycles, financial resources, personnel availability, rapid innovation and intellectual property issues.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of July 31, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$5,720,520	$2,807,425	$-	$8,527,945
Short-Term Investments	206,993	-	-	206,993
Total Investments	$5,927,513	$2,807,425	$-	$8,734,938

Transfers between Levels are recognized at the end of the reporting period. During the period ended July 31, 2017, the Fund transferred eleven securities with a total value of $2,306,153 due to a change in pricing inputs used. The Fund did not invest in any Level 3 investments during the period.

Schedule of Investments July 31, 2017 (Unaudited)

Jackson Square Large-Cap Growth Fund

Description	Shares	Value
COMMON STOCKS - 99.4%
Consumer Discretionary - 17.7%
Dollar General	47,114	$3,541,089
eBay *	191,455	6,840,687
Liberty Global - Series A *	40,306	1,364,761
Liberty Global - Series C *	149,417	4,896,395
Liberty Interactive QVC Group - Class A *	284,231	6,804,490
Nielsen Holdings	85,751	3,688,151
TripAdvisor *	89,456	3,490,573
		30,626,146
Financial Services - 30.3% #
Charles Schwab	113,552	4,871,381
Crown Castle International - REIT	73,200	7,362,456
Equinix - REIT	8,617	3,883,940
Intercontinental Exchange	96,721	6,452,258
Mastercard - Class A	63,091	8,063,030
PayPal Holdings *	200,678	11,749,697
Visa - Class A	100,183	9,974,219
		52,356,981
Health Care - 17.5%
Allergan	18,161	4,582,565
Biogen *	22,444	6,499,558
Celgene *	68,537	9,280,595
DENTSPLY SIRONA	66,245	4,109,177
Quintiles IMS Holdings *	62,281	5,639,545
		30,111,440
Producer Durables - 3.4%
FedEx	28,230	5,872,687
Technology - 30.5% #
Alphabet - Class A *	7,055	6,670,502
Alphabet - Class C *	5,154	4,795,797
ASML Holding - ADR	23,939	3,598,750
Electronic Arts *	44,829	5,233,337
Facebook - Class A *	36,896	6,244,648
Intuit	26,392	3,621,246
Microsoft	141,778	10,307,261
NVIDIA	19,066	3,098,416
Symantec	183,898	5,698,999
Take-Two Interactive Software *	43,154	3,429,880
		52,698,836
TOTAL COMMON STOCKS
(Cost $134,950,839)		171,666,090

SHORT-TERM INVESTMENTS - 0.9%
Fidelity Institutional Government Portfolio - Class I, 0.87% ^	739,946	739,946
Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class, 0.91% ^	739,945	739,945
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,479,891)		1,479,891

Total Investments - 100.3%
(Cost $136,430,730)		173,145,981
Other Assets and Liabilities, Net - (0.3)%		(526,653)
Total Net Assets - 100.0%		$172,619,328

#
As of July 31, 2017, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks. The financial services sector may be more sensitive to changes in governmental regulation, interest rates, domestic and international economies, loan losses, price competition and industry consolidation. The technology sector may be more sensitive to changes in domestic and international competition, economic cycles, financial resources, personnel availability, rapid innovation and intellectual property issues.

*	Non-income producing security.
^	The rate shown is the annualized seven day effective yield as of July 31, 2017.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of July 31, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$171,666,090	$-	$-	$171,666,090
Short-Term Investments	1,479,891	-	-	1,479,891
Total Investments	$173,145,981	$-	$-	$173,145,981

Transfers between Levels are recognized at the end of the reporting period.  During the period ended July 31, 2017, the Fund recognized no transfers between Levels.  The Fund did not invest in any Level 3 investments during the period.

Schedule of Investments July 31, 2017 (Unaudited)

Jackson Square Select 20 Growth Fund

Description	Shares	Value
COMMON STOCKS - 98.5%
Consumer Discretionary - 22.1%
eBay *	89,691	$3,204,659
Liberty Global - Series C *	94,500	3,096,765
Liberty Interactive QVC Group - Class A *	125,905	3,014,166
Shutterstock *	55,467	2,337,379
TripAdvisor *	55,075	2,149,027
		13,801,996
Financial Services - 27.7% #
Element Fleet Management (a)	277,727	2,102,862
Equity Commonwealth - REIT *	91,003	2,873,875
Intercontinental Exchange	57,514	3,836,759
PayPal Holdings *	74,753	4,376,788
Visa - Class A	41,370	4,118,797
		17,309,081
Health Care - 19.3%
Allergan	10,670	2,692,361
Biogen *	9,683	2,804,100
Bioverativ *	44,599	2,763,800
Celgene *	28,023	3,794,594
		12,054,855
Producer Durables - 3.9%
FedEx	11,788	2,452,257
Technology - 25.5% #
Alphabet - Class A *	2,411	2,279,601
Alphabet - Class C *	2,460	2,289,030
Electronic Arts *	28,319	3,305,960
Microsoft	67,077	4,876,498
Symantec	102,397	3,173,283
		15,924,372
TOTAL COMMON STOCKS
(Cost $42,611,399)		61,542,561

SHORT-TERM INVESTMENTS - 1.6%
Fidelity Institutional Government Portfolio - Class I, 0.87% ^	500,171	500,171
Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class, 0.91% ^	500,171	500,171
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,000,342)		1,000,342

Total Investments - 100.1%
(Cost $43,611,741)		62,542,903
Other Assets and Liabilities, Net - (0.1)%		(57,586)
Total Net Assets - 100.0%		$62,485,317

#
As of July 31, 2017, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks. The financial services sector may be more sensitive to changes in governmental regulation, interest rates, domestic and international economies, loan losses, price competition and industry consolidation. The technology sector may be more sensitive to changes in domestic and international competition, economic cycles, financial resources, personnel availability, rapid innovation and intellectual property issues.

*	Non-income producing security.
(a)	Foreign security.
^	The rate shown is the annualized seven day effective yield as of July 31, 2017.
REIT - Real Estate Investment Trust

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of July 31, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$61,542,561	$-	$-	$61,542,561
Short-Term Investments	1,000,342	-	-	1,000,342
Total Investments	$62,542,903	$-	$-	$62,542,903

Transfers between Levels are recognized at the end of the reporting period.  During the period ended July 31, 2017, the Fund recognized no transfers between Levels.  The Fund did not invest in any Level 3 investments during the period.

Schedule of Investments July 31, 2017 (Unaudited)

Jackson Square SMID-Cap Growth Fund

Description	Shares	Value
COMMON STOCKS - 95.1%
Consumer Discretionary - 10.9%
Dunkin' Brands Group	242,083	$12,837,661
Liberty TripAdvisor Holdings - Series A *	729,587	8,572,647
Quotient Technology *	228,476	2,650,322
Shutterstock *	245,293	10,336,647
		34,397,277
Energy - 2.2%
Core Laboratories	68,906	6,927,120
Financial Services - 27.3% #
Affiliated Managers Group	63,984	11,890,147
Element Fleet Management (a)	1,067,681	8,084,146
Equity Commonwealth - REIT *	536,919	16,955,902
LendingClub *	1,392,397	7,059,453
LendingTree *	77,464	17,088,558
MSCI	94,657	10,312,880
Outfront Media - REIT	441,675	10,101,107
WisdomTree Investments	419,450	4,379,058
		85,871,251
Health Care - 13.7%
ABIOMED *	77,779	11,518,292
athenahealth *	43,343	5,995,204
Bio-Techne	128,642	14,910,894
Bioverativ *	173,253	10,736,488
		43,160,878
Producer Durables - 10.3%
Expeditors International of Washington	144,548	8,510,986
Graco	97,058	11,262,611
Zebra Technologies - Class A *	123,592	12,571,778
		32,345,375
Technology - 26.0% #
Arista Networks *	39,699	5,926,664
Blackbaud	175,255	16,183,047
Logitech International (a)	480,360	17,434,672
NIC	189,765	3,083,681
Paycom Software *	150,092	10,519,948
Ubiquiti Networks *	158,113	8,617,158
VeriFone Systems *	334,066	6,517,628
Wix.com *	62,902	3,881,053
Yelp *	289,573	9,419,810
		81,583,661
Utilities - 4.7%
j2 Global	176,038	14,898,096
TOTAL COMMON STOCKS
(Cost $255,152,679)		299,183,658

SHORT-TERM INVESTMENTS - 6.1%
Fidelity Institutional Government Portfolio - Class I, 0.87% ^	9,610,485	9,610,485
Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class, 0.91% ^	9,610,484	9,610,484
TOTAL SHORT-TERM INVESTMENTS
(Cost $19,220,969)		19,220,969

Total Investments - 101.2%
(Cost $274,373,648)		318,404,627
Other Assets and Liabilities, Net - (1.2)%		(3,896,371)
Total Net Assets - 100.0%		$314,508,256

#
As of July 31, 2017, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks. The financial services sector may be more sensitive to changes in governmental regulation, interest rates, domestic and international economies, loan losses, price competition and industry consolidation. The technology sector may be more sensitive to changes in domestic and international competition, economic cycles, financial resources, personnel availability, rapid innovation and intellectual property issues.

*	Non-income producing security.
(a)	Foreign security.
^	The rate shown is the annualized seven day effective yield as of July 31, 2017.
REIT - Real Estate Investment Trust

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of July 31, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$281,748,986	$17,434,672	$-	$299,183,658
Short-Term Investments	19,220,969	-	-	19,220,969
Total Investments	$300,969,955	$17,434,672	$-	$318,404,627

Transfers between Levels are recognized at the end of the reporting period.  During the period ended July 31, 2017, the Fund transferred one security with a total value of $17,434,672 due to a change in pricing inputs used.  The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at July 31, 2017 was as follows*:

	Jackson Square All-Cap Growth Fund	Jackson Square Global Growth Fund
Cost of investments	$3,892,372	$7,405,932

Gross unrealized appreciation	638,274	1,458,047
Gross unrealized depreciation	(126,257)	(129,041)
Net unrealized appreciation	$512,017	$1,329,006

	Jackson Square Large-Cap Growth Fund	Jackson Square Select 20 Growth Fund
Cost of investments	$136,430,730	$43,611,741

Gross unrealized appreciation	41,543,074	20,954,352
Gross unrealized depreciation	(4,827,823)	(2,023,190)
Net unrealized appreciation	$36,715,251	$18,931,162

Jackson Square SMID-Cap Growth Fund
Cost of investments	$274,373,648

Gross unrealized appreciation	57,408,113
Gross unrealized depreciation	(13,377,134)
Net unrealized appreciation	$44,030,979

*Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Managed Portfolio Series

By (Signature and Title)	/s/ James R. Arnold
James R. Arnold, President

Date	September 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ James R. Arnold
James R. Arnold, President

Date	September 15, 2017

By (Signature and Title)	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Treasurer

Date	September 15, 2017